JPMorgan Trust I

245 Park Avenue

New York, NY 10167

June 29, 2009

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust I (the “Trust”) on behalf of

the Funds listed on Appendix A

File Nos. 811-21295 & 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 87 (Amendment No. 88 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to provide updated financial statements, file certain exhibits and to make any non-material changes as the Trust deems appropriate.  The undersigned hereby certifies that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions please call me at (614) 248-5749.

Very truly yours,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary

Appendix A

J.P. Morgan Tax Free Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund

JPMorgan Enhanced Income Fund

JPMorgan Real Return Fund

JPMorgan Short Term Bond Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund